VAT AND OTHER TAXES PAYABLE (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
VAT AND OTHER TAXES PAYABLE
Income taxes payable	$ 459,714	$ 299,908
VAT payable	86,715	16,407
Other	2,201	2,556
VAT and other taxes payable	$ 548,630	$ 318,871